BUSINESS COMBINATIONS (Details)					12 Months Ended
	Jul. 28, 2017 USD ($) factor $ / shares shares	Jul. 01, 2016 USD ($)	Mar. 04, 2016 shares	Feb. 26, 2016 USD ($) installment $ / shares	Dec. 29, 2017 USD ($) installment $ / shares	Dec. 30, 2016 $ / shares	Jan. 01, 2016 $ / shares
BUSINESS COMBINATIONS
Par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01	$ 0.01
Cash paid at closing					$ 8,501,000
Genesys
BUSINESS COMBINATIONS
Consideration in Common Stock (in shares) | shares			255,808
Par value (in dollars per share) | $ / shares				$ 0.01
Common stock value				$ 2,200,000
Cash payable in installments				$ 4,600,000
Number of monthly installments | installment				24	24
Cash paid at closing		$ 2,900,000		$ 6,000,000
Integral Analytics, Inc
BUSINESS COMBINATIONS
Number of trading days	10 days
Cash paid at closing	$ 15,000,000
Earn-out payments period	3 years
Number of factors determining size of earn-out payments | factor	2
Earn-out payments first factor	2.00%
Earn-out payments second factor	20.00%
Accrued liabilities					$ (1,800,000)
Integral Analytics, Inc | Common Stock
BUSINESS COMBINATIONS
Consideration in Common Stock (in shares) | shares	90,611
Par value (in dollars per share) | $ / shares	$ 0.01
Common stock value	$ 3,000,000
Integral Analytics, Inc | Maximum
BUSINESS COMBINATIONS
Earn-out payments	$ 12,000,000